Financial and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Debt Recorded on Statement of Financial Position

The table below presents the details of the debts recorded on the statement of financial position by the type of conditional advance:

	3rd OSEO contract	4th OSEO contract	BPI advance	COFACE	Total
Balance sheet debt at start of period 01/01/2016	318	1,669	2,666	156	4,809
Receipts	—	—	—	—	—
Repayments	(128)	—	—	(147)	(275)
Other transactions	2	16	85	(9)	95

Balance sheet debt as at 12/31/2016	192	1,684	2,751	—	4,628
Of which—Non-current portion					4,049
Of which—Current portion					578
Stated interest rate	No	2.05%	No	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.20%	4.25%
Maturity (in years)	0-3	7-9	2-7	0

	3rd OSEO contract	4th OSEO contract	BPI advance	Total
Balance sheet debt at start of period 01/01/2017	192	1,684	2,751	4,627
Receipts	—	—	—	—
Repayments	(128)	—	(450)	(578)
Other transactions	1	16	84	101

Balance sheet debt as at 12/31/2017	64	1,700	2,386	4,150
Of which—Non-current portion				1,825
Of which—Current portion				2,325
Stated interest rate	No	2.05%	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

	3rd OSEO contract	4th OSEO contract	BPI advance	Total
Balance sheet debt at start of period 01/01/2018	64	1,700	2,386	4,150
Receipts	—	—	—	—
Repayments	(64)	(1,136)	(600)	(1,800)
Other transactions	—	60	69	129

Balance sheet debt as at 12/31/2018	—	624	1,854	2,479

Of which—Non-current portion				1,278
Of which—Current portion				1,201
Stated interest rate	No	2.05%	No
Discount rate	0.4%-1.9%	1.5%-1.8%	3.2%
Maturity (in years)	0-3	7-9	2-7

Summary of Due Dates of the Financial Liabilities

Due dates of the financial liabilities recognized as of December 31, 2016:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Non-current conditional advances	4,049	—	2,531	1,518
Non-current financial rent debts	—	—	—	—
Other non-current liabilities	10,746	—	10,370	377
Current conditional advances	578	578	—	—
Current financial rent debts	12	12	—	—
Other current liabilities	14,692	14,692	—	—
Supplier accounts payable and related payables	13,720	13,720	—	—

Total financial liabilities	43,798	29,003	12,900	1,895

Due dates of the financial liabilities recognized as of December 31, 2017:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Non-current conditional advances	1,825	—	1,825	—
Non-current financial rent debts	—	—	—	—
Other non-current liabilities	8,869	—	8,421	448
Current conditional advances	2,325	2,325	—	—
Current financial rent debts	—	—	—	—
Other current liabilities	15,751	15,751	—	—
Supplier accounts payable and related payables	16,941	16,941	—	—

Total financial, current and non-current liabilities	45,711	35,017	10,246	448

Due dates of the financial liabilities recognized as of December 31, 2018:

	Gross amount	Less than One year	One to Five Years	More than Five Years
	(Amounts in thousands of Euros)
Non-current conditional advances	1,278	—	1,278	—
Non-current financial rent debts	—	—	—	—
Other non-current liabilities	4,105	—	3,991	114
Current conditional advances	1,201	1,201	—	—
Current financial rent debts	—	—	—	—
Other current liabilities	12,506	12,506	—	—
Supplier accounts payable and related payables	28,567	28,567	—	—

Total financial, current and non-current liabilities	47,657	42,273	5,269	114